Debt Additional Details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended			3 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Unsecured Debt [Member]	Sep. 30, 2013 Revolving Credit Facility [Member]	Sep. 30, 2012 Revolving Credit Facility [Member]	Sep. 30, 2013 spb_Notes9.5Pik [Member]	Sep. 30, 2013 Senior Notes [Member]	Sep. 30, 2013 Senior Notes [Member] Due December 17, 2019 [Member]	Jul. 01, 2012 Senior Notes [Member] HHI Business [Member]	Sep. 30, 2013 Senior Notes [Member] HHI Business [Member]	Sep. 30, 2013 HHI Business [Member] Revolving Credit Facility [Member]	Sep. 30, 2013 spb_NotTenderedDuringOfferPeriod [Member] spb_Notes9.5Pik [Member]	Sep. 30, 2013 Canada, Dollars Senior Notes [Member] Due December 17, 2019 [Member]
Debt Instrument [Line Items]
Write off of Deferred Debt Issuance Cost	$ 21,574	$ 2,946	$ 15,420				$ 10,911	$ 5,485
Line of Credit Facility, Maximum Borrowing Capacity					400,000	300,000
Percentage of Holders Needed to Accelerate Bonds				25.00%
Payments of Financing Costs										19,328
Payments of Debt Extinguishment Costs	111,307	25,400	0				105,640				2,421		5,667
Line of Credit Facility, Current Borrowing Capacity					288,901
Line of Credit Lender Restrictions					8,559
Letters of Credit Outstanding, Amount	37,191
Proceeds from Issuance of Debt									800,000					100,000
Payments of Debt Issuance Costs	$ 60,850	$ 11,231	$ 12,616		$ 323			$ 16,381			$ 16,907	$ 206